Net income (loss) per share	12 Months Ended
Dec. 31, 2017
Net loss per share [Abstract]
Net income (loss) per share
14. Net income (loss) per share

Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income	22,621	85,424	209,130
Change in redemption value of preferred shares	(25,332)	-	-
Net (income) loss attributable to noncontrolling interests	-	1,209	(264)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(2,711)	86,633	208,866

Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic	(0.03)	0.58	1.29
Diluted	(0.03)	0.53	1.19

Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	(0.08)	1.74	3.87
Diluted	(0.08)	1.59	3.56

Shares (Denominator):
Weighted average number of ordinary shares
Basic	102,987,119	149,935,100	162,113,815
Diluted	102,987,119	163,926,674	176,115,049

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings, However, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses. Upon IPO, all of the Group's convertible redeemable preferred shares have been converted to ordinary shares. The two-class method ceased to apply upon conversion.

As a result of the Group’s net loss for the year ended December 31, 2015, 3,976,311 of restricted share units and 16,574,854 of share options outstanding were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2016, the Group had 2,802,810 outstanding share options which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the ordinary shares and the inclusion of these shares in the EPS calculation would have been anti-dilutive.